(Loss)/Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary Of Computation Of Earnings Per Share Basic	he following table sets forth the computation of basic net (loss)/earnings per share for the following periods:

	December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Basic (Loss)/Earnings Per Share
Numerator:
Net (loss)/income attributable to ordinary shareholders	(11,765)	3,430	(157,907)	(24,780)
Less: Noncumulative dividends to Preferred Shares	—	(1,059)	—	—

Net (loss)/income attributable to ordinary shareholders for computing basic (loss)/earnings per ordinary share	(11,765)	2,371	(157,907)	(24,780)
Denominator:
Weighted average number of shares outstanding	14,972,760	28,282,187	43,914,204	43,914,204

(Loss)/earnings per share - basic	(0.79)	0.08	(3.60)	(0.56)

Summary Of Computation Of Earnings Per Share Diluted
The following table sets forth the computation of diluted net (loss)/earnings per share for the following periods:

	December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Diluted (Loss)/Earnings Per Share
Numerator:
Net (loss)/income attributable to ordinary shareholders for computing basic (loss)/earnings per ordinary share	(11,765)	2,371	(157,907)	(24,780)
Add: Noncumulative dividends to Preferred Shares	—	1,059	—	—

Net (loss)/income attributable to ordinary shareholders for computing diluted (loss)/earnings per ordinary share	(11,765)	3,430	(157,907)	(24,780)
Denominator:
Weighted average number of shares outstanding	14,972,760	28,282,187	43,914,204	43,914,204
Dilutive share options	—	7,561,986	—	—
Weighted average number of effect of convertible Preferred Shares	—	12,627,507	—	—
Weighted average ordinary shares issuable in connection with business combination	—	46,307	—	—

Weighted average number of shares outstanding- diluted	14,972,760	48,517,987	43,914,204	43,914,204

(Loss)/earnings per share - diluted	(0.79)	0.07	(3.60)	(0.56)